Basis of Operation - Liquidity and Going Concern (Detail) $ in Thousands	Apr. 15, 2025 USD ($)
Subsequent Event | Tvardi Therapeutics, Inc. Merger Agreement | Cara Therapeutics, Inc.
Cash and cash equivalents transferred to Legacy Tvardi	$ 23,800